Key management personnel (Details ) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Share Option and Warrant Reserves
Short-term benefits provided to executives	$ 1,719	$ 982
Directors fees paid to non-executive directors	203	204
Share-based payments	1,059	1,206
Key management personnel compensation	$ 2,981	$ 2,392